Postretirement Benefit Plans- Accrued Benefit Obligation (Detail) - Postretirement Benefit Plans - USD ($) $ in Millions	12 Months Ended
	Dec. 27, 2014	Dec. 28, 2013	Dec. 29, 2012
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation at beginning of year	$ 3,277	$ 3,738
Service cost	26	35	$ 8
Interest cost	148	143	32
Benefits paid	(190)	(188)
Actuarial losses / (gains)	418	(403)
Plan amendments	(75)	(40)
Currency	(14)	(14)
Special termination benefits	0	6
Other	1	0
Benefit obligation at end of year	$ 3,591	$ 3,277	$ 3,738